INTANGIBLE ASSETS (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	May 31, 2021	May 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of Intangible Assets	$ 148,416	$ 133,229	$ 295,709	$ 211,067